Financial risks (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of shift in interest rates	1.00%
Revenue	$ 4,560	$ 31,625
Foreign exchange risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure in functional currency	$ (63,943)	(18,682)
Percentage of increase in exchange rate	5
Variation of net loss	$ 3,200	900
Foreign exchange risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(44,437)	(14,125)
Foreign exchange risk | U.S. dollars | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	63,615	20,110
Foreign exchange risk | U.S. dollars | Accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	377	1,724
Foreign exchange risk | U.S. dollars | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(2,172)	3,413
Foreign exchange risk | U.S. dollars | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(25,000)
Foreign exchange risk | U.S. dollars | Deferred consideration and contingent payments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(8,501)	(10,473)
Foreign exchange risk | U.S. dollars | Warrant liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(47,155)	(8,734)
Foreign exchange risk | U.S. dollars | Contract liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net currency exposure	(25,601)	(20,165)
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	4,600	31,600
Other price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in other comprehensive income (loss)	$ 1,000	$ 2,200
Percentage of increase in equity prices of the long-term investments	10